Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the year ended December 31 is as follows:

	Banking Activities	Insurance, Risk Management and Employee Benefits Activities	Financial/Investment Advisory Activities	Total

Balance as of January 1, 2012	$10,005,131	$11,791,493	$2,185,830	$23,982,454
Goodwill acquired	—	1,480,221	—	1,480,221
Balance as of December 31, 2012	10,005,131	13,271,714	2,185,830	25,462,675
Goodwill acquired	—	16,920	—	16,920
Balance as of December 31, 2013	10,005,131	13,288,634	2,185,830	25,479,595
Goodwill acquired	—	—	—	—
Balance as of December 31, 2014	$10,005,131	$13,288,634	$2,185,830	$25,479,595

During 2011, the Company completed its acquisition of David Holmes Agency, Inc., an insurance agency operating in Utica, New York. The Company paid $361,718 in cash and established a note payable for $361,718 to be paid monthly over 24 months with interest at 3.00% per annum for fixed assets and other intangible assets.  Goodwill in the amount of $586,445 and intangible assets in the amount of $136,991 were recorded in conjunction with the acquisition. David Holmes Agency, Inc. has been subsequently merged into OneGroup. During 2012, the Company paid $198,619 in principal and $3,493 in interest payments on the note. The note was paid in full during 2012.

At December 31, 2012, the Company completed its acquisition of Schenectady Insuring Agency, Inc., an insurance agency operating in Schenectady, New York. The Company paid $795,149 in cash and established a note payable for $1,000,000 to be paid monthly over 24 months with interest at 3.00% per annum to acquire 100% of the capital stock of the Schenectady Insuring Agency, Inc.   Goodwill in the amount of $1,497,141 and intangible assets in the amount of $929,031 were recorded in conjunction with the acquisition. Schenectady Insuring Agency, Inc. has been subsequently merged into OneGroup. During 2014 and 2013, the Company paid $507,490 and $492,510 in principal and $8,285 and $23,265 in interest payments respectively, on the note. The note was paid in full as of December 31, 2014.

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value.  At December 31, 2014, the Company’s reporting units had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill.  Management has identified that the Company has three reporting units; its banking unit, its insurance, risk management and employee benefits unit and its financial/investment advisory unit. The qualitative assessment indicated that it was more likely than not that the fair value of the reporting units exceeded its carrying value, resulting in no impairment.

 7.    Goodwill and Other Intangible Assets (Continued)

Other intangible assets consist of the following at December 31:

	As of December 31, 2014
	Gross Carrying Value	Accumulated Amortization	Net

Core deposit intangible	$2,705,391	$(2,606,165)	$99,226
Customer relationship intangible	2,331,565	(1,622,765)	708,800
Total	$5,036,956	$(4,228,930)	$808,026

	As of December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net

Core deposit intangible	$2,705,391	$(2,520,167)	$185,224
Customer relationship intangible	2,331,565	(1,414,765)	916,800
Total	$5,036,956	$(3,934,932)	$1,102,024

Aggregate amortization expense was $293,998, $452,356 and $338,877 for 2014, 2013 and 2012, respectively.

Estimated amortization expense for each of the next five years:

2015	$238,589
2016	185,779
2017	115,706
2018	90,532
2019	72,333